CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2015	2014	2013
	US$	US$	US$
Products Line

Medical Devices	1,500,957	16,000,881	14,824,028
Respiratory and Oxygen Homecare	20,573	53,755	2,034,150
Mobile Medicine	164,503	1,631,413	-
Total Revenues	1,686,033	17,686,049	16,858,178
Less: revenues from discontinued operations	(364,490)	(14,911,808)	(9,455,705)
Revenues from continuing operations	1,321,543	2,774,241	7,402,473